SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Property Plant And Equipment [Line Items]
Useful life	40 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Useful life	life of lease
Minimum [Member]
Property Plant And Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Manufacturing machinery and equipment
Property Plant And Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Furniture, fixtures, computer hardware/software
Property Plant And Equipment [Line Items]
Useful life	3 years
Maximum
Property Plant And Equipment [Line Items]
Useful life	40 years
Maximum | Manufacturing machinery and equipment
Property Plant And Equipment [Line Items]
Useful life	10 years
Maximum | Furniture, fixtures, computer hardware/software
Property Plant And Equipment [Line Items]
Useful life	7 years